LIQUID CAPITAL INCOME TRUST -- FINANCIAL HIGHLIGHTS
Data for each share outstanding throughout the period

                            SIX MONTHS
                              ENDED                              YEAR ENDED JULY 31,
                           JANUARY 31,   --------------------------------------------------------------------
                               1999          1998          1997          1996          1995          1994
                           ------------  ------------  ------------  ------------  ------------  ------------
Net asset value,
  beginning of period             $1.00         $1.00         $1.00         $1.00         $1.00         $1.00
  INCOME FROM INVESTMENT
    OPERATIONS:
  Net investment income           0.021         0.047         0.045         0.047         0.047         0.026
                           ------------  ------------  ------------  ------------  ------------  ------------
  Total from Investment
    Operations                    0.021         0.047         0.045         0.047         0.047         0.026
  LESS DISTRIBUTIONS:
  Distributions from Net
    Investment Income            (0.021)       (0.047)       (0.045)       (0.047)       (0.047)       (0.026)
                           ------------  ------------  ------------  ------------  ------------  ------------
  Total Distributions            (0.021)       (0.047)       (0.045)       (0.047)       (0.047)       (0.026)
Net Asset Value, End of
  Period                          $1.00         $1.00         $1.00         $1.00         $1.00         $1.00
                           ------------  ------------  ------------  ------------  ------------  ------------
                           ------------  ------------  ------------  ------------  ------------  ------------
RATIOS/SUPPLEMENTAL
  INFORMATION
  Expenses as a
    percentage of average
    daily net assets(1)           1.00%(2)        0.88%        0.94%        0.90%         0.87%         0.88%
  Net investment income
    and total return as a
    percentage of average
    daily net assets(1)           4.29%(2)        4.71%        4.48%        4.69%         4.72%         2.62%
Net Assets at end of
  period                   $101,363,287  $164,475,955  $185,185,738  $205,508,605  $247,385,884  $289,950,268
                           ------------  ------------  ------------  ------------  ------------  ------------
                           ------------  ------------  ------------  ------------  ------------  ------------

  (1) The percentages should not be construed as representative of the yield or expenses related to further investments in the Trust.
  (2) Annualized basis.

CARNEGIE GOVERNMENT SECURITIES TRUST -- FINANCIAL HIGHLIGHTS
Data for each share outstanding throughout the period

                            SIX MONTHS
                              ENDED                                 YEAR ENDED JULY 31,
                           JANUARY 31,    ------------------------------------------------------------------------
                               1999           1998           1997           1996           1995           1994
                           ------------   ------------   ------------   ------------   ------------   ------------
Net asset value,
  beginning of period             $1.00          $1.00          $1.00          $1.00          $1.00          $1.00
  INCOME FROM INVESTMENT
    OPERATIONS:
  Net investment income           0.021          0.045          0.042          0.045          0.044          0.024
                           ------------   ------------   ------------   ------------   ------------   ------------
  Total from Investment
    Operations                    0.021          0.045          0.042          0.045          0.044          0.024
  LESS DISTRIBUTIONS:
  Distributions from Net
    Investment Income            (0.021)        (0.045)        (0.042)        (0.045)        (0.044)        (0.024)
                           ------------   ------------   ------------   ------------   ------------   ------------
  Total Distributions            (0.021)        (0.045)        (0.042)        (0.045)        (0.044)        (0.024)
Net Asset Value, End of
  Period                          $1.00          $1.00          $1.00          $1.00          $1.00          $1.00
                           ------------   ------------   ------------   ------------   ------------   ------------
                           ------------   ------------   ------------   ------------   ------------   ------------
RATIOS/SUPPLEMENTAL
  INFORMATION
  Expenses as a
    percentage of average
    daily net assets(1)           1.04%(2)        0.98%         1.11%          1.03%          1.06%          0.98%
  Net investment income
    and total return as a
    percentage of average
    daily net assets(1)           4.17%(2)        4.51%         4.25%          4.50%          4.38%          2.37%
Net Assets at end of
  period                    $ 9,366,167   $ 14,534,252   $ 12,440,409   $ 12,737,746   $ 14,424,876   $ 18,078,719
                           ------------   ------------   ------------   ------------   ------------   ------------
                           ------------   ------------   ------------   ------------   ------------   ------------

  (1) The percentages should not be construed as representative of the yield or expenses related to further investments in the Trust.
  (2) Annualized basis.

SEMI-ANNUAL MESSAGE FROM THE PRESIDENT:
Dear Fellow Shareholders:
    With the exception of the crisis in Asia, and the turmoil in both the Middle East and the White House, the investment landscape remains benevolent. Our economy continues its expansionary trends, although in moderation, with both inflation and interest rates apparently heading lower.
    Carnegie Capital Management Co. continues to hold fast to the policy of investing in quality. Now, in our opinion, is not the time to "stretch" for yield.
    Thank you for your continued support of the Carnegie Funds Group. Please call or write with any comments or suggestions.

                                          Sincerely,

                                           [SIGNATURE]
                                          George R. Mateyo
                                          President

CARNEGIE TAX FREE INCOME TRUST -- FINANCIAL HIGHLIGHTS
Data for each share outstanding throughout the period

                            SIX MONTHS
                              ENDED                            YEAR ENDED JULY 31,
                           JANUARY 31,   ---------------------------------------------------------------
                               1999         1998         1997         1996         1995         1994
                           ------------  -----------  -----------  -----------  -----------  -----------
Net asset value,
  beginning of period             $1.00        $1.00        $1.00        $1.00        $1.00        $1.00
  INCOME FROM INVESTMENT
    OPERATIONS:
  Net investment income           0.013        0.028        0.027        0.029        0.029        0.018
                           ------------  -----------  -----------  -----------  -----------  -----------
  Total from Investment
    Operations                    0.013        0.028        0.027        0.029        0.029        0.018
  LESS DISTRIBUTIONS:
  Distributions from Net
    Investment Income            (0.013)      (0.028)      (0.027)      (0.029)      (0.029)      (0.018)
                           ------------  -----------  -----------  -----------  -----------  -----------
  Total Distributions            (0.013)      (0.028)      (0.027)      (0.029)      (0.029)      (0.018)
Net Asset Value, End of
  Period                          $1.00        $1.00        $1.00        $1.00        $1.00        $1.00
                           ------------  -----------  -----------  -----------  -----------  -----------
                           ------------  -----------  -----------  -----------  -----------  -----------
RATIOS/SUPPLEMENTAL
  INFORMATION
  Expenses as a
    percentage of average
    daily net assets(1)           0.68%(2)       0.90%       0.84%       0.80%        0.82%        0.77%
  Net investment income
    and total return as a
    percentage of Average
    daily net assets(1)           2.61%(2)       2.78%       2.74%       2.92%        2.86%        1.77%
Net Assets at end of
  period                   $ 21,865,770  $21,805,702  $20,188,763  $25,266,098  $27,615,905  $31,640,760
                           ------------  -----------  -----------  -----------  -----------  -----------
                           ------------  -----------  -----------  -----------  -----------  -----------

  (1) The percentages should not be construed as representative of the yield or expenses related to further investments in the Trust.
  (2) Annualized basis.

CARNEGIE TAX EXEMPT INCOME TRUST -- OHIO GENERAL MUNICIPAL FUND
  FINANCIAL HIGHLIGHTS -- Data for each share outstanding throughout the period

                            SIX MONTHS
                              ENDED                                 YEAR ENDED JULY 31,
                           JANUARY 31,    -----------------------------------------------------------------------
                               1999          1998           1997           1996           1995           1994
                           ------------   -----------   ------------   ------------   ------------   ------------
Net asset value,
  beginning of period             $9.64         $9.66          $9.41          $9.46          $9.50          $9.87
  INCOME FROM INVESTMENT
    OPERATIONS:
  Net investment
    income(2)                     0.239         0.477          0.484          0.514          0.556          0.549
  Net realized and
    unrealized
    gains/(losses) on
    securities                    0.085        (0.019)         0.250         (0.050)        (0.040)        (0.370)
                           ------------   -----------   ------------   ------------   ------------   ------------
  Total from investment
    operations                    0.324         0.458          0.734          0.464          0.516          0.179
  LESS DISTRIBUTIONS:
  Distributions from net
    investment income            (0.239)       (0.477)        (0.484)        (0.514)        (0.556)        (0.549)
                           ------------   -----------   ------------   ------------   ------------   ------------
  Total distributions            (0.239)       (0.477)        (0.484)        (0.514)        (0.556)        (0.549)
Net Asset Value, End of
  Period                          $9.72         $9.64          $9.66          $9.41          $9.46          $9.50
                           ------------   -----------   ------------   ------------   ------------   ------------
                           ------------   -----------   ------------   ------------   ------------   ------------
ANNUAL TOTAL RETURN               6.65%         4.84%          9.41%          4.98%          5.50%          1.82%
                           ------------   -----------   ------------   ------------   ------------   ------------
                           ------------   -----------   ------------   ------------   ------------   ------------
RATIOS/SUPPLEMENTAL
  INFORMATION
  Net assets at end of
    period                  $ 9,787,598   $ 9,220,496   $ 10,283,205   $ 11,655,988   $ 11,448,521   $ 12,574,835
  Expenses as a
    percentage of average
    daily net
    assets(1)(2)                  0.83%(3)       1.00%         0.95%          0.88%          0.97%          0.93%
  Net investment income
    as a percentage of
    average daily net
    assets(1)                     4.93%(3)       4.96%         5.12%          5.41%          5.95%          5.68%
  Portfolio Turnover rate         4.53%         5.36%          3.88%         23.45%          8.77%         10.04%

  (1) The percentages should not be construed as representative of the yield or expenses related to further investments in the Fund.
  (2) During the periods indicated, the Fund did not make payments or made partial payments under their Distribution Expenses Plan and CCMC waived management fees. Net investment income for the Ohio General Municipal Fund would have been $.268 for the six months ended January 31, 1999, $.448, $.455, $.483, $528, and $.520, for the years ended July 31, 1998, 1997,
      1996, 1995 and 1994, respectively; had such Distribution Expense Plan payments been made and had such fees not been waived. Expenses as a percentage of average net assets would have been .716% for the six months ended January 31, 1999, 1.30%, 1.25%, 1.18%, 1.27%, and 1.23%, for the
      same periods, respectively.
  (3) Annualized basis.

                          LIQUID CAPITAL INCOME TRUST
                            STATEMENT OF NET ASSETS
                                JANUARY 31, 1999
                                  (UNAUDITED)

 PRINCIPAL                                        MATURITY DATES       VALUE
  AMOUNT                                              (1999)          (NOTE A)
-----------                                       --------------   --------------
             COMMERCIAL PAPER+ -- 57.6%
             Abbott Laboratories Corp., 4.80%...       2/9         $    4,994,667
$ 5,000,000
             Associates First Capital Corp.,
             6.00%..............................       3/15             3,530,552
  3,525,000
             Cargill Inc., 5.17%................       2/1              5,000,000
  5,000,000
             Coca-Cola Company, 4.78%...........       2/22             4,986,058
  5,000,000
             Emerson Electric Company, 5.05%....       2/11             4,992,986
  5,000,000
             Ford Motor Credit Company, 4.81%...       4/12             4,953,236
  5,000,000
             General Electric Company, 4.82%....       2/24             4,984,603
  5,000,000
             GTE Funding Corp., 5.15%...........       2/1              5,000,000
  5,000,000
             International Lease Finance Corp.,
             4,77%..............................       2/8              4,995,363
  5,000,000
             National City Corp., 4.83%.........       2/5              4,997,317
  5,000,000
             Southern California Edison,
             4.85%..............................       3/12             4,973,729
  5,000,000
             Transamerica Finance Corp.,
             5.00%..............................       3/1              4,980,555
  5,000,000
                                                                   --------------
             TOTAL COMMERCIAL PAPER (Cost
             $58,389,066).......................                       58,389,066
                                                                   --------------
             U.S. GOVERNMENT INTEREST BEARING AND AGENCIES -- 24.6%
             Federal Home Loan Mortgage Corp.,
             4.77%..............................       2/10             4,994,037
  5,000,000
             Federal Home Loan Mortgage Corp.,
             5.04%..............................       2/11             4,993,000
  5,000,000
             Federal Home Loan Mortgage Corp.,
             4.73%..............................       2/18             4,988,832
  5,000,000
             Federal Home Loan Mortgage Corp.,
             4.72%..............................       3/4              4,979,678
  5,000,000
             Federal Home Loan Mortgage Corp.,
             4.75%..............................       3/8              4,976,910
  5,000,000
                                                                   --------------
             TOTAL U.S. GOVERNMENT INTEREST
             BEARING AND AGENCIES
             (Cost $24,932,457).................                       24,932,457
                                                                   --------------
             REPURCHASE AGREEMENTS -- 17.8%
             Merrill Lynch Government
             Securities, Inc. 4.65%;
             Collateralized by $17,680,000
             Federal National Mortgage
             Association, 7.79% due 9/27/06
             (repurchase proceeds
             $18,074,001).......................       2/1             18,067,000
 18,067,000
                                                                   --------------
             TOTAL INVESTMENTS -- 100% (COST
             $101,388,523)......................                      101,388,523
             OTHER ASSETS LESS LIABILITIES......                          (25,236)
                                                                   --------------
             NET ASSETS -- 100.0% -- equivalent
               to $1.00 per share for
               101,363,287 outstanding Capital
               Shares in the Trust, $.10 par
               value (unlimited number of shares
               authorized) -- NOTE E............                   $  101,363,287
                                                                   --------------
                                                                   --------------

+ At January 31, 1999, investments in commercial paper are diversified among several industries with no significant concentration. At the time of purchase, all commercial paper investments are rated A-1 by S&P or P-1 by Moody's Rating Services.

                            STATEMENT OF OPERATIONS
                   FOR THE SIX MONTHS ENDED JANUARY 31, 1999
                                  (UNAUDITED)

Interest income.........................                      $  4,093,671
EXPENSES -- NOTE B
  Management fees.......................     $    386,457
  Custodian and transfer agent fees.....          222,707
  Printing..............................           52,150
  Postage...............................           31,100
  Registration and filing fees..........           21,500
  Professional fees.....................           20,876
  Trustees' fees........................           12,000
  Insurance expense.....................            8,498
  Miscellaneous.........................           16,687          771,975
                                          -----------------   --------------
INVESTMENT INCOME -- NET................                      $  3,321,696
                                                              --------------
                                                              --------------

                      STATEMENTS OF CHANGES IN NET ASSETS

                                          SIX MONTHS ENDED      YEAR ENDED
                                          JANUARY 31, 1999    JULY 31, 1998
                                          -----------------   --------------
INCREASE (DECREASE) IN NET ASSETS --
NOTE E
  Operations:
    Investment income -- net............     $  3,321,696     $ 10,216,408
  Distributions to shareholders from net
  investment income.....................       (3,321,696)     (10,216,408)
  Capital share transactions -- net.....      (63,112,668)     (20,709,783)
                                          -----------------   --------------
        Total decrease in net assets....      (63,112,668)     (20,709,783)
NET ASSETS
  Beginning of period...................      164,475,955      185,185,738
                                          -----------------   --------------
  End of period.........................     $101,363,287     $164,475,955
                                          -----------------   --------------
                                          -----------------   --------------

See Notes to Financial Statements.

                      CARNEGIE GOVERNMENT SECURITIES TRUST
                            STATEMENT OF NET ASSETS
                                JANUARY 31, 1999
                                  (UNAUDITED)

 PRINCIPAL                                        MATURITY DATES      VALUE
  AMOUNT                                              (1999)         (NOTE A)
-----------                                       --------------   ------------
             U.S. GOVERNMENT AGENCIES -- 79.9%
             Federal Agriculture Mortgage
             Association, 4.72%.................       2/2         $    999,869
$ 1,000,000
             Federal Agriculture Mortgage
             Association, 4.72%.................       2/22             498,623
    500,000
             Federal Farm Credit Bank, 4.72%....       2/5              399,790
    400,000
             Federal Home Loan Mortgage Corp.,
             4.82%..............................       2/4              999,598
  1,000,000
             Federal Home Loan Mortgage Corp.,
             4.77%..............................       2/8              999,073
  1,000,000
             Federal Home Loan Mortgage Corp.,
             4.77%..............................       2/10             998,808
  1,000,000
             Federal Home Loan Mortgage Corp.,
             4.72%..............................       2/11             599,213
    600,000
             Federal Home Loan Mortgage Corp.,
             4.71%..............................       2/12             499,280
    500,000
             Federal Home Loan Mortgage Corp.,
             4.75%..............................       2/16             998,021
  1,000,000
             Federal Home Loan Mortgage Corp.,
             4.72%..............................       2/19             498,820
    500,000
                                                                   ------------
             TOTAL U.S. GOVERNMENT AGENCIES
             (Cost $7,491,095)..................                   $  7,491,095
                                                                   ------------
             REPURCHASE AGREEMENTS -- 20.1%
             Merrill Lynch Government
             Securities, Inc., 4.65%;
             Collateralized by $1,915,000.00
             Federal Home Loan Mortgage Corp.,
             5.85% due 11/19/2003 (repurchase
             proceeds $1,887,731.22)............       2/1            1,887,000
  1,887,000
                                                                   ------------
             TOTAL INVESTMENTS -- 100.0% (COST
             $9,378,095)........................                      9,378,095
             OTHER ASSETS LESS LIABILITIES......                        (11,928)
                                                                   ------------
             NET ASSETS -- 100.0% -- equivalent
               to $1.00 per share for 9,366,167
               outstanding Capital Shares in the
               Trust, $.10 par value (unlimited
               number of shares authorized) --
               NOTE E...........................                   $  9,366,167
                                                                   ------------
                                                                   ------------

                            STATEMENT OF OPERATIONS
                   FOR THE SIX MONTHS ENDED JANUARY 31, 1999
                                  (UNAUDITED)

Interest income.........................               $  366,829
EXPENSES -- NOTE B
  Management fees.......................   35,111
  Custodian and transfer agent fees.....   12,197
  Registration and filing fees..........   10,450
  Professional fees.....................    5,040
  Trustees' fees........................    4,000
  Printing..............................    3,849
  Postage...............................      868
  Insurance expense.....................      706
  Miscellaneous.........................    1,279          73,500
                                          -----------  -----------
INVESTMENT INCOME -- NET................               $  293,329
                                                       -----------
                                                       -----------

                      STATEMENTS OF CHANGES IN NET ASSETS

                                           SIX MONTHS
                                              ENDED
                                           JANUARY 31,     YEAR ENDED
                                              1999        JULY 31, 1998
                                          -------------   -------------
INCREASE (DECREASE) IN NET ASSETS --
NOTE E
  Operations:
    Investment income -- net............  $    293,329    $    657,166
  Distributions to shareholders from net
  investment income.....................      (293,329)       (657,166)
  Capital share transactions -- net.....    (5,168,085)      2,093,843
                                          -------------   -------------
        Total increase (decrease) in net
assets..................................    (5,168,085)      2,093,843
NET ASSETS
  Beginning of period...................    14,534,252      12,440,409
                                          -------------   -------------
  End of period.........................  $  9,366,167    $ 14,534,252
                                          -------------   -------------
                                          -------------   -------------

See Notes to Financial Statements.

                         CARNEGIE TAX FREE INCOME TRUST
                            STATEMENT OF NET ASSETS
                                JANUARY 31, 1999
                                  (UNAUDITED)

 PRINCIPAL                                                     VALUE
  AMOUNT                                          RATING*     (NOTE A)
-----------                                       -------   ------------
             MUNICIPAL SECURITIES -- 99.7%
             ALABAMA -- 10.5%
             Alabama Special Care Facility
             Variable Rate Demand Revenue Bonds
             2.75%, 2/3/1999....................    Aaa     $    200,000
$   200,000
             Birmingham-Carraway Alabama Special
             Care Facility Variable Rate Demand
             Revenue Bonds 2.75%, 2/3/1999......    Aa3          300,000
    300,000
             Daphne Alabama Special Care
             Facility Variable Rate Demand
             Revenue Bonds 3.1%,
             2/3/1999...........................    Aa3          800,000
    800,000
             Columbia Industrial Development
             Brd. Pollution Control Variable
             Rate Demand Revenue Bonds 3.25%,
             2/1/1999...........................    A2           700,000
    700,000
             North Alabama Environmental
             Improvement Authority Variable Rate
             Demand Revenue Bonds 2.8%,
             2/1/1999...........................    Aa3          300,000
    300,000
             ALASKA -- 3.2%
             Alaska State Housing Finance Corp.
             Variable Rate Demand Revenue Bonds
             2.75%, 2/3/1999....................    Aaa          700,000
    700,000
             ARIZONA -- 5.0%
             Arizona Health Facilities Authority
             Variable Rate Demand Revenue Bonds
             2.85%, 2/3/1999....................    Aaa          600,000
    600,000
             Pima County Variable Rate Demand
             Industrial Development Revenue
             Bonds 3.00%, 2/3/1999..............    NR           500,000
    500,000
             CALIFORNIA -- 5.5%
             California Health Facilities
             Financing Authority Variable Rate
             Demand Revenue Bonds 2.35%,
             2/3/1999...........................    Aaa          400,000
    400,000
             Los Angeles Regional Airports
             Improvement Corporation Variable
             Rate Demand Revenue Bonds 3.25%,
             2/1/1999...........................    Aa2          800,000
    800,000
             CONNECTICUT -- 3.2%
             Connecticut State Health and
             Educational Facility Variable Rate
             Demand Revenue Bonds 3%,
             2/3/1999...........................    A2           700,000
    700,000
             DELAWARE -- 2.3%
             Delaware State Economic Development
             Authority Demand Revenue Bonds 3%,
             2/3/1999...........................    A2           500,000
    500,000
             FLORIDA -- .5%
             Florida Housing Finance Agency
             Variable Rate Demand Revenue Bonds
             2.85%, 2/3/1999....................    AA           100,000
    100,000
             HAWAII -- 4.6%
             Hawaii Housing Financial and
             Development Corporation Variable
             Rate Demand Revenue Bonds 2.85%,
             2/3/1999...........................    Aa3        1,000,000
  1,000,000
             ILLINOIS -- 3.7%
             Chicago O'Hare International
             Airport Variable Rate Demand
             Revenue Bonds 2.75%, 2/3/1999......    Aa3          400,000
    400,000
             Illinois Health Facilities Variable
             Rate Demand Revenue Bonds 2.85%,
             2/3/1999...........................    Aaa          400,000
    400,000
             LOUISIANA -- 5.5%
             Delhi Louisiana Industrial
             Development Variable Rate Demand
             Revenue Bonds 3%, 2/3/1999.........    A1         1,000,000
  1,000,000
             Lake Charles Louisiana Harbor and
             Terminal District Variable Rate
             Demand Revenue Bonds 2.75%,
             2/3/1999...........................    AA-          200,000
    200,000
             MARYLAND -- 4.6%
             Montgomery County Housing
             Opportunity Variable Rate Demand
             Revenue Bonds 3%, 2/3/1999.........    Aa2        1,000,000
  1,000,000
             MICHIGAN -- 2.7%
             Michigan State Hospital Finance
             Authority Variable Rate Demand
             Revenue Bonds 2.95%, 2/3/1999......    A1           600,000
    600,000
             NEW YORK -- 1.8%
             New York State Energy Research
             Variable Rate Demand Revenue Bonds
             3.2%, 2/1/1999.....................    Aa3          100,000
    100,000
             New York State Medical Care
             Facilities Variable Rate Demand
             Revenue Bonds 2.55%, 2/3/1999......    Aa2          300,000
    300,000
             NORTH DAKOTA -- 1.4%
             Grand Forks North Dakota Hospital
             Facilities Variable Rate Demand
             Revenue Bonds 3.25%, 2/1/1999......    Aa3          300,000
    300,000

See Notes to Financial Statements.

                         CARNEGIE TAX FREE INCOME TRUST
                      STATEMENT OF NET ASSETS-- CONTINUED
                                JANUARY 31, 1999
                                  (UNAUDITED)

 PRINCIPAL                                                     VALUE
  AMOUNT                                          RATING*     (NOTE A)
-----------                                       -------   ------------
             OHIO -- 2.7%
             Hamilton County Health System
             Variable Rate Demand Revenue Bonds
             2.75%, 2/3/1999....................    Aa2     $    600,000
$   600,000
             OKLAHOMA -- 1.8%
             Garfield County Oklahoma Pollution
             Control Variable Rate Demand
             Revenue Bonds 2.95%, 2/3/1999......    Aa3          400,000
    400,000
             OREGON -- .9%
             Port of Portland Pollution Control
             Variable Rate Demand Revenue Bonds
             3.25%, 2/1/1999....................    Aa3          200,000
    200,000
             PENNSYLVANIA -- 12.8%
             Allegheny County Pennsylvania
             Hospital Development Authority
             Variable Rate Revenue Bonds 2.8%,
             2/3/1999...........................    Aaa        1,000,000
  1,000,000
             Delaware County Variable Rate
             Industrial Development Demand
             Revenue Bonds 3.15%, 2/1/1999......    Aaa          500,000
    500,000
             New Castle Pennsylvania Hospital
             Authority Variable Rate Demand
             Revenue Bonds 2.80%, 2/3/1999......    Aaa          300,000
    300,000
             Pennsylvania State Higher
             Educational Facilities Authority
             Variable Rate Demand Revenue Bonds
             2.75%, 2/3/1999....................    Aa3        1,000,000
  1,000,000
             SOUTH CAROLINA -- .5%
             South Carolina Economic Development
             Authority Variable Rate Demand
             Revenue Bonds 3.25%, 2/1/1999......    Aa2          100,000
    100,000
             TENNESSEE -- 2.3%
             Nashville Metropolitan Government
             Health and Education Variable Rate
             Demand Revenue Bonds 2.75%,
             2/3/1999...........................    Aaa          500,000
    500,000
             TEXAS -- 18.2%
             Bexar County Housing Finance
             Variable Rate Demand Revenue Bonds
             2.95%, 2/3/1999....................    AA         1,000,000
  1,000,000
             Grapevine Texas Industrial
             Development Corporation Variable
             Rate Demand Revenue Bonds 3.25%,
             2/1/1999...........................    Aa3          700,000
    700,000
             Harris County Texas Health
             Facilities Variable Rate Demand
             Revenue Bonds 3.25%, 2/1/1999......    AA           600,000
    600,000
             Lone Star Texas Airport Variable
             Rate Demand Revenue Bonds 3.25%,
             2/1/1999...........................   VMIG1         500,000
    500,000
             Lower Neches Valley Authority
             Variable Rate Demand Revenue Bonds
             2.75%, 2/3/1999....................    Aa2        1,000,000
  1,000,000
             North Central Texas Health Facility
             Variable Rate Demand Revenue Bonds
             3.25%, 2/1/1999....................    Aaa          200,000
    200,000
             VIRGINIA -- 1.4%
             Fairfax County Industrial
             Development Authority Variable Rate
             Demand Revenue Bonds 2.80%,
             2/3/1999...........................    Aa2          300,000
    300,000
             WASHINGTON -- 4.6%
             Port of Seattle Washington Variable
             Rate Demand General Obligation
             Bonds 2.75%,
             2/3/1999...........................    Aa1          400,000
    400,000
             Seattle Washington Municipal Light
             and Power Variable Rate Demand
             Revenue Bonds 2.75%, 2/3/1999......    Aa2          600,000
    600,000
                                                            ------------
             TOTAL INVESTMENTS -- 99.7% (COST
             $21,800,000).......................              21,800,000
             OTHER ASSETS LESS LIABILITIES --
             .3%................................                  65,770
                                                            ------------
             NET ASSETS -- 100% -- equivalent to
             $1.00 per share for 21,865,770
             outstanding Capital Shares in the
             Trust, $.10 par value (unlimited
             number of shares authorized) --
             Note E.............................            $ 21,865,770
                                                            ------------
                                                            ------------

+ Floating Rate Demand Notes (F.R.D.N.) and Floating Rate Participation Certificates (F.R.P.C.) are instruments whose interest rates vary with changes in a designated base rate (such as the prime interest rate). Variable Rate Demand Notes (V.R.D.N.) are instruments whose interest rates change on a specified date (such as coupon date or interest payment date). These instruments are payable on demand and are secured by letters of credit or other credit support agreements from major banks.

* All ratings are stated as of January 31, 1999 by Moody's Investor Services, Inc. or Standard and Poor's. The unrated municipal obligations are considered by the Trust's investment adviser, Carnegie Capital Management Company, to have characteristics and quality comparable to the rated municipal obligations purchased by the Fund, and are in accordance with policies established by the Board of Trustees.

See Notes to Financial Statements.

                         CARNEGIE TAX FREE INCOME TRUST
                            STATEMENT OF OPERATIONS
                   FOR THE SIX MONTHS ENDED JANUARY 31, 1999
                                  (UNAUDITED)

Interest income.........................                 $   378,065
EXPENSES -- NOTE B
  Management fees.......................     $  57,183
  Custodian and transfer fees...........         8,437
  Registration and filing fees..........         4,902
  Trustees' fees........................         4,000
  Professional fees.....................           995
  Insurance Expense.....................           970
  Printing..............................           650
  Postage...............................           548
  Miscellaneous.........................           727        78,412
                                          ------------   -----------
INVESTMENT INCOME -- NET................                   $ 299,653
                                                         -----------
                                                         -----------

                      STATEMENTS OF CHANGES IN NET ASSETS

                                          SIX MONTHS
                                             ENDED     YEAR ENDED
                                          JANUARY 31,   JULY 31,
                                             1999         1998
                                          -----------  -----------
INCREASE (DECREASE) IN NET ASSETS --
NOTE E
  OPERATIONS:
    Investment income -- net............  $   299,653  $   570,497
    Distributions to shareholders from
    net investment income...............     (299,653)    (570,497)
    Capital share transactions -- net...       60,068    1,616,939
                                          -----------  -----------
          Total increase in net
  assets................................       60,068    1,616,939
NET ASSETS
    Beginning of period.................   21,805,702   20,188,763
                                          -----------  -----------
    End of period.......................  $21,865,770  $21,805,702
                                          -----------  -----------
                                          -----------  -----------

See Notes to Financial Statements.

                        CARNEGIE TAX EXEMPT INCOME TRUST
                          OHIO GENERAL MUNICIPAL FUND
                  STATEMENT OF NET ASSETS -- JANUARY 31, 1999
                                  (UNAUDITED)

 PRINCIPAL                                                     VALUE
  AMOUNT                                          RATING*    (NOTE A)
-----------                                       -------   -----------
             MUNICIPAL BONDS -- 91.2%
             Columbus Citation Housing Corp.
             Revenue Bonds 7.63%, 1/1/2022......    AA      $   934,583
$   750,000
             Cuyahoga Cnty. University Hosp.
             Revenue Refunding & Improvement
             5.63%, 1/15/2026...................    AAA         421,270
    400,000
             Cuyahoga Cnty. Meridia Hlth. Care
             Sys. Revenue Bonds 7.00%,
             8/15/2001..........................    AAA         554,377
    500,000
             Dublin Ohio City Sch Dist. General
             Obligation Bonds 6.20%,
             12/1/2002..........................    AAA         557,401
    500,000
             Franklin Cnty. Hosp. Revenue
             Refunding & Improvement Riverside
             7.60%, 5/15/2000...................    AAA         645,971
    600,000
             Franklin Cnty. Riverside Hosp.
             Revenue Bonds 7.25%, 5/15/2020.....    AAA         214,442
    200,000
             Franklin Cnty. Holy Cross Hlth.
             Revenue Bonds 5.00%, 6/1/2018......    AAA         402,384
    400,000
             Hamilton Cnty. Bethesda Hosp.
             Revenue Bonds 7.00%, 1/1/2009......     A          859,220
    850,000
             Mahoning Cnty. Sanitary Sewer Sys.
             Revenue Bonds 7.50%, 2/1/2009......    AAA         474,112
    450,000
             Mahoning Cnty. Western Reserve Care
             Sys. Revenue Bonds 5.38%,
             10/15/2015.........................    AAA         521,906
    500,000
             Ohio Housing Finance Agency Revenue
             Bonds 5.40%, 9/1/2029..............    AAA         506,218
    500,000
             Ohio Capital Corp. Housing Revenue
             Bonds 7.60%, 11/1/2023.............    AAA         150,917
    145,000
             Ohio Housing Finance Agency Revenue
             Bonds 7.05%, 9/1/2016..............    AAA         275,157
    261,000
             Ohio State Water Dev. Auth. Ref. &
             Impt. Revenue Bonds 5.50%,
             12/1/2018..........................    AAA         523,301
    500,000
             Richland Cnty. General Obligation
             Bonds 5.40%, 12/1/2015.............    AAA         527,634
    500,000
             Rural Lorain Water Auth. Ref. &
             Impt. Revenue Bonds 5.45%,
             10/1/2018..........................    AAA         155,739
    150,000
             Stark Cnty. General Obligation
             Bonds 5.70%, 11/15/2017............    AAA         529,948
    500,000
             University Heights B General
             Obligation Bonds 6.20%,
             12/1/2014..........................    NR          159,605
    145,000
             Washington Water Sys. Revenue Bonds
             5.38%, 12/1/2019...................    AAA         516,384
    500,000
                                                            -----------
             TOTAL MUNICIPAL BONDS -- (COST
             $8,374,123)........................              8,930,569
                                                            -----------
             SHORT-TERM TAX EXEMPT INVESTMENTS -- 7.2%
             California Statewide Community
             Development Variable Rate Demand
             Revenue Bonds 3.10%, 2/1/99........    AAA         400,000
    400,000
             New York State Energy Research
             Variable Rate Demand Revenue Bonds
             3.20%, 2/1/99......................    AAA         300,000
    300,000
                                                            -----------
             TOTAL SHORT-TERM TAX EXEMPT
             INVESTMENTS (COST $700,000)........                700,000
                                                            -----------
             TOTAL INVESTMENTS -- 98.4% (COST
             $9,074,123)........................              9,630,569
             OTHER ASSETS LESS LIABILITIES --
             1.6%...............................                157,029
                                                            -----------
             NET ASSETS -- 100%.................            $ 9,787,598
                                                            -----------
                                                            -----------
             NET ASSET VALUE PER SHARE..........            $      9.72
                                                            -----------
                                                            -----------
             SHARES OUTSTANDING (unlimited
             number of shares authorized; $.10
             par value) -- Note C...............              1,006,472
                                                            -----------
                                                            -----------
             MAXIMUM OFFERING PRICE PER SHARE
             (net asset value plus 4.71% of net
             amount invested or 4.5% of the
             offering price)....................            $     10.18
                                                            -----------
                                                            -----------
             NET ASSETS, AS OF JANUARY 31, 1999,
             ARE COMPRISED OF THE FOLLOWING:
             Aggregate paid in capital..........            $ 9,745,767
             Accumulated undistributed net
             realized losses....................               (515,727)
             Unrealized appreciation of
             investments -- net.................                557,558
                                                            -----------
                                                            $ 9,787,598
                                                            -----------
                                                            -----------

* All ratings are stated as of January 31, 1999 by Moody's Investor Services, Inc. or Standard and Poor's. The unrated municipal obligations are considered by the Trust's investment adviser, Carnegie Capital Management Company, to have characteristics and quality comparable to the rated municipal obligations purchased by the Fund, and are in accordance with policies established by the Board of Trustees.

See Notes to Financial Statements.

                        CARNEGIE TAX EXEMPT INCOME TRUST
                          OHIO GENERAL MUNICIPAL FUND
                            STATEMENT OF OPERATIONS
                   FOR THE SIX MONTHS ENDED JANUARY 31, 1999
                                  (UNAUDITED)

Interest Income...................................  $268,141
EXPENSES -- NOTE B
Management fees...................................    23,182
Professional fees.................................     4,368
Trustee fees......................................     4,000
Transfer agent Fees...............................     2,175
Shareholder reporting.............................     1,234
Custodian fees....................................     1,108
Insurance expense.................................       382
Miscellaneous expenses............................     2,290
                                                    --------
      Total expenses..............................    38,739
                                                    --------
NET INVESTMENT INCOME.............................   229,402
                                                    --------
REALIZED AND UNREALIZED GAIN ON INVESTMENTS -- NET
Realized gain on investments......................    16,405
Change in unrealized appreciation of
investments.......................................    65,546
                                                    --------
Net gain on investments...........................    81,951
                                                    --------
NET INCREASE IN NET ASSETS FROM OPERATIONS........  $311,353
                                                    --------
                                                    --------

                       STATEMENT OF CHANGES IN NET ASSETS

                                             SIX MONTHS
                                                ENDED           YEAR ENDED
                                             JANUARY 31,         JULY 31,
                                                1999               1998
                                          -----------------   --------------
INCREASE (DECREASE)
  IN NET ASSETS
OPERATIONS
Net investment income...................      $     229,402     $    470,847
Realized gain on investments -- net.....             16,405           47,896
Change in unrealized appreciation of
investments -- net......................             65,546          (67,102)
                                          -----------------   --------------
Net increase in net assets from
operations..............................            311,353          451,641
                                          -----------------   --------------
DISTRIBUTIONS TO SHAREHOLDERS FROM NET
INVESTMENT INCOME -- NOTE A.............           (229,402)        (470,847)
CAPITAL SHARE TRANSACTIONS -- NOTE C
Shares sold.............................            640,452          616,998
Shares issued on reinvestment of
distributions...........................            150,876          319,004
                                          -----------------   --------------
                                                    791,328          936,002
Shares redeemed.........................           (306,177)      (1,979,505)
                                          -----------------   --------------
Net increase/(decrease) from capital
shares transactions.....................            485,151       (1,043,503)
                                          -----------------   --------------
      Total increase/(decrease) in net
assets..................................            567,102       (1,062,709)
NET ASSETS
Beginning of period.....................          9,220,496       10,283,205
                                          -----------------   --------------
End of period...........................      $   9,787,598     $  9,220,496
                                          -----------------   --------------
                                          -----------------   --------------

See Notes to Financial Statements.

                      CARNEGIE FUNDS GROUP (THE "TRUSTS")
                         NOTES TO FINANCIAL STATEMENTS

NOTE A -- ACCOUNTING POLICIES

    Liquid Capital Income Trust (LCI), Carnegie Government Securities Trust
(CGST) and Carnegie Tax Free Income Trust (CTF) (the "Money Funds") are money market funds. The Trusts are open-end, diversified management investment companies registered under the Investment Company Act of 1940, as amended.
    Carnegie Tax-Exempt Income Trust is a business trust organized under the laws of the State of Ohio pursuant to a Declaration of Trust dated September 19, 1985 and is registered under the Investment Company Act of 1940, as amended, as a non-diversified, open-end management investment company. The Trust offers shares of beneficial interest in the Ohio General Municipal Fund ("Ohio General"). Ohio General is managed in accordance with the investment objectives and policies of the Fund.
    The following is a summary of significant accounting policies followed by the Trusts. The policies are in conformity with generally accepted accounting principles.
    SECURITY VALUATIONS -- Investment securities for LCI, CGST and CTF are valued using the amortized cost method whereby a security is valued at cost adjusted for the amortization of any premiums or discounts over the period until maturity. The cost of portfolio securities is substantially the same for financial reporting and federal income tax purposes.
    The value of municipal obligations held by Ohio General are furnished by pricing services approved by the Trust's Board of Trustees using methods based on market transactions for comparable securities and other factors which are generally recognized by institutional traders. Short-term portfolio securities are valued using the amortized cost method whereby a security is valued at cost adjusted for the amortization of any premiums or discounts over the period until maturity.
    SECURITY TRANSACTIONS AND RELATED INVESTMENT INCOME -- Security transactions are accounted for on the trade date (date order to buy or sell is executed). Interest income is determined on the basis of accrued interest and discount earned (including original issue and market discount) and premium amortized. Realized gains and losses, if any, on sales of securities are calculated on the identified cost basis.
    REPURCHASE AGREEMENTS -- For LCI and CGST, all repurchase agreements are collateralized by United States Government Securities and such collateral is in the possession of the Trusts' custodian. Each Trust evaluates collateral daily. The market value of collateral is noted in the Statement of Net Assets. Unless otherwise noted, the purchase date for all repurchase agreements was January 29, 1999.
    FEDERAL INCOME TAXES -- The Trusts have elected to fulfill the applicable requirements of the Internal Revenue Code relating to regulated investment companies by distributing all income to shareholders and, accordingly, no provision for federal income taxes is required.
    Distributions paid by Ohio General from net investment income on tax-exempt municipal obligations are not includable by shareholders as gross income for federal income tax purposes because Ohio General has fulfilled certain requirements of the Internal Revenue Code applicable to regulated investment companies which will enable Ohio General to pay exempt-interest distributions. For the year ended July 31, 1998, Ohio General had capital loss carryovers for federal income tax purposes of $273,926. If unused, such amount will expire on July 31, 1999.
    SECURITIES PURCHASED ON A WHEN-ISSUED BASIS -- Delivery and payment for securities which have been purchased on a when-issued or delayed delivery basis can take place a month or more after the date of the transaction. The securities so purchased are subject to market fluctuation during this period. The Trusts instruct the custodian to segregate assets in a separate account with a market value equal to the amount of its purchase commitment. At January 31, 1999, there were no when-issued securities.
    CAPITAL SHARE TRANSACTIONS AND DISTRIBUTIONS TO SHAREHOLDERS -- The Money Funds' shares are sold in continuous public offerings and are redeemed at their respective net asset values. LCI and CGST declare and pay dividends each business day to distribute their net investment income and realized net short-term capital gains, if any. CTF declares a dividend each business day and pays the dividend monthly. For LCI and CGST, all such dividends are automatically reinvested in additional shares of the applicable Trust at their respective net asset values. For CTF, the shareholders may elect a cash distribution of dividends or elect automatic reinvestment in additional shares of the Trust at its net asset value.
    Ohio General shares are sold in a continuous public offering and are redeemed at the net asset value. The Fund declares distributions each business day and pays the distributions monthly. Shareholders may elect to reinvest such distributions at the net asset value on the payment date or receive the distributions in cash.

NOTE B -- MANAGEMENT FEE AND DISTRIBUTION FEE

    Pursuant to the investment advisory contract (the "Advisory Contract") in effect between the Trusts and Carnegie Capital Management Company ("CCMC"), CCMC is responsible for the management of the investments for the Trusts, and the overall management of the business affairs, subject to the general supervision and control of the Board of Trustees.
    CCMC performs and bears the cost of research, statistical analysis and continuous supervision of the investment portfolios of the Trusts and furnishes office facilities and certain clerical and administrative services. In addition, CCMC, together with Carnegie Fund Distributors, Inc. ("CFD"), the Fund's principal underwriter and a wholly-owned subsidiary of CCMC, bears promotional expenses, including costs of printing and distributing prospectuses utilized for promotional purposes, other than those waived under the Distribution Expense Plan described below.
    LCI compensates CCMC with a management fee at an annual rate of .50% of LCI's average daily net assets up to $700 million, .45% of the next $500 million, .40% of the next $800 million and .35% of the average daily net assets exceeding $2.0 billion. For the six months ended January 31, 1999, LCI had $51,658 payable to CCMC for management fees, and for the six months then ended CCMC earned management fees of $386,457.
    CGST compensates CCMC with a management fee at an annual rate of .50% of CGST's average daily net assets up to $100 million, .40% of the next $200 million and .35% of average daily net assets in excess of $300 million. For the six months ended January 31, 1999, CGST had $4,583 payable to CCMC for management fees, and for the six months then ended CCMC earned management fees of $35,111.
    CTF compensates CCMC with a management fee at an annual rate of .50% of CTF's average daily net assets. For the six months ended January 31, 1999, CTF had $8,963 payable to CCMC for management fees, and for the six months then ended CCMC earned management fees of $57,183.
    Ohio General compensates CCMC with a management fee at an annual rate of .50% of Ohio General's average daily net assets. For the six months ended
January 31, 1999, Ohio General had $3,861 payable to CCMC for management fees, and for the six months then ended CCMC earned management fees of $23,182.

                      CARNEGIE FUNDS GROUP (THE "TRUSTS")
                   NOTES TO FINANCIAL STATEMENTS -- CONTINUED

    In addition, in the event that the aggregate operating expenses of the Money Funds and Ohio General (excluding certain expenses and, where permitted by applicable state securities regulations, expenses incurred as part of the Distribution Expense Plan described below) exceed any expense limitations imposed by applicable state securities regulations, CCMC will reimburse 100% of such excess expenses. There were no excess expenses for the six months ended January 31, 1999.
    The Trustees have adopted a Distribution Expense Plan pursuant to Rule 12b-1 under the 1940 Act with respect to Ohio General. Pursuant to the Distribution Expense Plan, Ohio General will pay to CFD quarterly a Distribution Fee at the annual rate of .30 of 1% of the average daily net assets. If actual Distribution Expenses incurred for the year are less than the yearly Distribution Fee, as calculated above, the Ohio General will pay an amount equal to such Distribution Expenses. CFD is required to use .20 of 1% of such fee to make continuing payments to authorized securities dealers for their continuing distribution and promotional assistance in connection with the sale of the shares of Ohio General. The remaining portion of the Distribution Fee must be utilized by CFD for expenses incurred which are primarily intended to result in the sale of shares including, but not limited to, paying for the preparation, printing and distribution of sales literature and other promotional materials to existing and prospective investors and by directly or indirectly purchasing radio, television, newspaper and other media advertising and conducting sales seminars, sales contests, and other incentives. Distribution fees in the amount of $27,917 for the six months ended January 31, 1999 were waived for the Ohio General Municipal Fund.
    For the six months ended January 31, 1999, CFD received sales charges paid by the purchasers of Ohio General's shares of $8,762. Such sales charges are not expenses of Ohio General and hence are not reflected in the accompanying Statements of Operations. CCMC, CFD and the Trusts have certain officers in common.
    LCI compensates independent trustees with a quarterly fee of $1,500. CGST, CTF and Ohio General compensate trustees with a quarterly fee of $500.

NOTE C -- CAPITAL SHARES

    Transactions in capital shares were as follows:

                                          SIX MONTHS ENDED      YEAR ENDED
                                          JANUARY 31, 1999     JULY 31, 1998
                                          -----------------   ---------------
LCI
  Shares sold...........................      143,801,320       666,052,853
  Shares issued on reinvestment of
    distributions.......................        3,321,696        10,216,408
                                          -----------------   ---------------
                                              147,123,016       676,269,261
  Shares redeemed.......................     (210,235,684)     (696,979,044)
                                          -----------------   ---------------
  Net decrease in capital shares........      (63,112,668)      (20,709,783)
                                          -----------------   ---------------
                                          -----------------   ---------------
CGST
  Shares sold...........................        3,652,349        14,224,541
  Shares issued on reinvestment of
    distributions.......................          293,329           657,166
                                          -----------------   ---------------
                                                3,945,678        14,881,707
  Shares redeemed.......................       (9,113,763)      (12,787,864)
                                          -----------------   ---------------
  Net increase/(decrease) in capital
    shares..............................       (5,168,085)        2,093,843
                                          -----------------   ---------------
                                          -----------------   ---------------
CTF
  Shares sold...........................       16,368,819        41,751,665
  Shares issued on reinvestment of
    distributions.......................          299,653           570,497
                                          -----------------   ---------------
                                               16,668,472        42,322,162
  Shares redeemed.......................      (16,608,404)      (40,705,223)
                                          -----------------   ---------------
  Net increase in capital shares........           60,068         1,616,939
                                          -----------------   ---------------
                                          -----------------   ---------------
OHIO GENERAL
  Shares sold...........................          640,453            64,230
  Shares issued on reinvestment of
    distributions from net investment
    income..............................          150,876            33,074
                                          -----------------   ---------------
Net increase/(decrease) in capital
  shares................................          791,329            97,304
Shares redeemed.........................         (306,177)         (205,805)
                                          -----------------   ---------------
Net increase/(decrease) in capital
  shares................................          485,152          (108,501)
                                          -----------------   ---------------
                                          -----------------   ---------------

NOTE D -- PURCHASES AND SALES OF INVESTMENT SECURITIES -- OHIO GENERAL MUNICIPAL FUND

    Purchases of investment securities and value of securities maturing or sold excluding short-term securities during the six months period ended January 31, 1999 amounted to $404,000 and $595,240 respectively.
    For Federal income tax purposes, the identified cost of securities owned on January 31, 1999 was $9,074,123. Aggregate unrealized appreciation on the cost basis of investments was $65,546 and aggregate unrealized depreciation was zero. Net realized appreciation at January 31, 1999 was $557,558.

NOTE E -- NET ASSETS

    Net Assets, as of January 31, 1999, are comprised of the following:

                                         LCI          CGST         CTF
                                     ------------  ----------  -----------
Capital shares, at par.............  $ 10,136,329  $  936,617  $ 2,186,577
Capital shares in excess of par....    91,226,958   8,429,550   19,679,193
                                     ------------  ----------  -----------
Net Assets.........................  $101,363,287  $9,366,167  $21,865,770
                                     ------------  ----------  -----------
                                     ------------  ----------  -----------

                                CARNEGIE CAPITAL
                               MANAGEMENT COMPANY
                            THE CARNEGIE FUNDS GROUP

                   1228 Euclid Avenue, Cleveland, Ohio 44115
                             Phone: (216) 781-4440
                         call toll free (800) 321-2322
Carnegie
Funds Group

--------------------------------------------

                                    CARNEGIE
                          Liquid Capital Income Trust
                is a money market fund with dividends compounded
               daily. Withdraw cash at any time without penalty.

                                    CARNEGIE
                          Government Securities Trust
             is a money market fund investing in securities issued
               or guaranteed by the U.S. Government, its agencies
                or instrumentalities and repurchase agreements.

                                    CARNEGIE
                             Tax Free Income Trust
              provides income free from federal income taxation--
                      while offering all the advantages of
                              a money market fund.

                                    CARNEGIE
                            Tax Exempt Income Trust
                          Ohio General Municipal Fund
                    provides a high level of current income
                        exempt from federal income tax.

THIS REPORT WAS PREPARED FOR SHAREHOLDERS OF THE TRUST. IT IS NOT AUTHORIZED FOR DISTRIBUTION TO OTHERS UNLESS IT IS ACCOMPANIED OR PRECEDED BY A CURRENT COMBINED PROSPECTUS. FOR MORE COMPLETE INFORMATION ON CARNEGIE FUNDS, INCLUDING SALES CHARGES AND EXPENSES, SEE THE APPROPRIATE SECTIONS OF THE COMBINED PROSPECTUS, WHICH MAY BE OBTAINED FROM CARNEGIE OR YOUR BROKER. READ THE PROSPECTUS CAREFULLY BEFORE YOU INVEST OR SEND MONEY.

                                     [LOGO]

                      CARNEGIE CAPITAL MANAGEMENT COMPANY

   - Liquid Capital Income Trust

   - Carnegie Government Securities Trust

   - Carnegie Tax Free Income Trust

   - Carnegie Tax Exempt Income Trust -- Ohio General Municipal Fund

                     -------------------------------------

  Semi-Annual Report

  January 31, 1999

                        --------------------------------

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                                  [LOGO]  CARNEGIE CAPITAL MANAGEMENT COMPANY
                                          100 The Halle Building
                                          1228 Euclid Avenue
                                          Cleveland, Ohio 44115-1831
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